Significant accounting policies (Details Textual) - INR (₨) ₨ in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Statement [Line Items]
Change in accounting policy on adoption of IFRS 15	₨ 38,215		₨ (38,215)
Lease Liabilities		₨ 1,826,210	1,786,852
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					9.50%
Depreciation, right-of-use assets		468,700
Interest expense on lease liabilities		171,824	₨ 14,747	₨ 31,169
IFRS Sixteen [Member]
Statement [Line Items]
Lease Liabilities					₨ 1,787,000
Right-of-use assets		₨ 3,997,000